Corporate and administrative expenses	12 Months Ended
Dec. 31, 2021
Disclosure of Corporate and Administrative Expenses Explanatory [Abstract]
Corporate and administrative expenses
14.	Corporate and administrative expenses

($000s)	2021	2020
Employee compensation	5,781	4,815
Stock-based compensation	3,506	8,804
Professional fees	1,828	1,106
Other general and administrative	2,264	1,805
	13,379	16,530